Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements by Level of Valuation Inputs [Table Text Block]

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2012	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$72,817	$-	$72,817	$-
Obligations of state and political subdivisions	45,976	-	45,976	-
Mortgage-backed securities	2,526	-	2,526	-
Equity securities available-for-sale	1,019	1,019	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	1,212	-	-	1,212
Other real estate owned	50	-	-	50

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2011	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$67,688	$-	$67,688	$-
Obligations of state and political subdivisions	37,590	-	37,590	-
Corporate notes	1,004	-	1,004	-
Mortgage-backed securities	4,109	-	4,109	-
Equity securities available-for-sale	890	890	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,240	-	-	3,240

Quantitative Information for Assets Measured at Fair Value [Table Text Block]

December 31, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range

Other real estate owned	$ 50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%
Impaired loans	1,212	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0% - (7)%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments [Table Text Block]

Financial Instruments
(in thousands)

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$14,261	$14,261	$12,074	$12,074
Interest bearing deposits with banks	136	136	2,100	2,100
Interest bearing time deposits with banks	847	849	1,096	1,111
Securities	122,338	122,338	111,281	111,281
Restricted investment in FHLB stock	1,726	1,726	1,700	1,700
Total loans, net of allowance for loan losses	274,219	286,467	286,750	296,891
Mortgage servicing rights	98	98	-	-
Accrued interest receivable	1,632	1,632	1,811	1,811

Financial liabilities:
Non-interest bearing deposits	71,318	71,318	64,751	64,751
Interest bearing deposits	315,433	319,946	321,914	327,857
Securities sold under agreements to repurchase	3,836	3,836	3,500	3,500
Short-term borrowings	1,600	1,600	-	-
Other interest bearing liabilities	1,305	1,315	1,244	1,251
Accrued interest payable	354	354	421	421

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2012	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 847	$ 849	$ -	$ 849	$ -
Loans, net of allowance for loan losses	274,219	286,467	-	-	286,467
Financial instruments - Liabilities
Interest bearing deposits	315,433	319,946	-	319,946	-
Other interest bearing liabilities	1,305	1,315	-	1,315	-